PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

13.PROPERTY, PLANT AND EQUIPMENT

	Leasehold		Transportation	Furniture	Renovation
	improvement	Machinery	equipment	and fixture	in progress	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000

COST
At January 1, 2024	301,500	15,712	1,505	32,938	14,475	366,130
Additions (Note i)	5,520	1,589	274	3,352	26,679	37,414
Transfer from renovation in progress	30,251	—	—	—	(30,251)	—
Disposals	(9,564)	(1,204)	(167)	(1,216)	(1,183)	(13,334)
Exchange adjustments	(6,502)	(490)	(134)	(847)	(672)	(8,645)
At December 31, 2024	321,205	15,607	1,478	34,227	9,048	381,565
Additions (Note i)	2,188	1,722	241	4,087	43,193	51,431
Transfer from renovation in progress	39,586	17	—	5	(39,608)	—
Disposals	(14,604)	(3,705)	(29)	(2,858)	(86)	(21,282)
Exchange adjustments	14,071	696	56	1,037	213	16,073
At December 31, 2025	362,446	14,337	1,746	36,498	12,760	427,787

DEPRECIATION AND IMPAIRMENT
At January 1, 2024	175,377	6,899	922	14,134	74	197,406
Charge for the year	37,564	2,741	163	3,471	—	43,939
Net impairment recognized in profit or loss	1,209	24	—	1,075	—	2,308
Eliminated on disposals	(8,852)	(867)	(129)	(1,201)	(75)	(11,124)
Exchange adjustments	(2,056)	(254)	(107)	(449)	1	(2,865)
At December 31, 2024	203,242	8,543	849	17,030	—	229,664

	Leasehold		Transportation	Furniture	Renovation
	improvement	Machinery	equipment	and fixture	in progress	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000

DEPRECIATION AND IMPAIRMENT (cont’d)
At January 1, 2025	203,242	8,543	849	17,030	—	229,664
Charge for the year	36,796	2,312	173	4,361	—	43,642
Net impairment recognized in profit or loss	1,046	(33)	—	223	—	1,236
Eliminated on disposals	(12,431)	(3,391)	(16)	(2,288)	—	(18,126)
Exchange adjustments	10,015	346	39	670	—	11,070
At December 31, 2025	238,668	7,777	1,045	19,996	—	267,486

CARRYING AMOUNT
At December 31, 2024	117,963	7,064	629	17,197	9,048	151,901

At December 31, 2025	123,778	6,560	701	16,502	12,760	160,301

Note i:

In 2025, the Group purchased for new additions of USD51,431,000 and renovation fee payables carried forward from prior year of USD4,144,000 (Note 21). There is USD4,512,000 that remains unpaid and is included in renovation fee payables (Note 21). The Group also made prepayments to suppliers for renovation works of USD3,169,000 (2024: USD1,075,000) (Note 17).

In 2024, the Group purchased for new additions of USD37,414,000 and renovation fee payables carried forward from prior year of USD1,472,000 (Note 21). There is USD4,144,000 that remains unpaid and is included in renovation fee payables (Note 21).

Note ii:

The above items of property, plant and equipment, except for renovation in progress, after taking into account the residual value, are depreciated on a straight-line basis at the following rates per annum:

Leasehold improvement	5.56% – 33.00% or lease term
Machinery	12.50% – 33.00%
Transportation equipment	10.00% – 25.00%
Furniture and fixture	5.26% – 33.00%

Key sources of estimation uncertainty

Impairment assessment of property, plant and equipment and right-of-use assets

Property, plant and equipment and right-of-use assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. At the end of each reporting date, management also assessed if there were indications for reversal of impairment on certain property, plant and equipment and right-of-use assets. For restaurant assets, impairment is tested at the individual restaurant level as a cash generating unit (CGU).

The recoverable amounts of CGUs are determined based on value in use calculation. That calculation used discounted cash flow projections based on financial budgets approved by the management of the Group covering the remaining lease periods which are between 1 to 5 years with pre-tax discount rates ranging from 8.1% to 19.6% and 7.7% to 18.8% per annum as at December 31, 2024 and 2025 which varies in restaurants operated in different countries. Cash flows beyond the 5-year period for those CGUs with remaining lease terms more than 5 years are extrapolated using a steady 0% to 3% growth rate per annum. Other key assumptions for the value in use calculations related to the estimation of cash inflows/outflows included revenue growth rate and average percentage of costs and operating expenses of revenue for the forecast periods, which are based on the CGUs’ past performance and the management’s expectations for the market development.

Based on the results of the assessments, management of the Group determined that the recoverable amounts of certain CGUs are lower than the carrying amounts because of continuing weak performance due to competition and market conditions. The impairment loss has been allocated to each category of property, plant and equipment and right-of-use assets such that the carrying amount of each category of asset is not reduced below the highest of its fair value less cost of disposal, its value in use and zero. During the year, some restaurants have achieved significant improvement in their operations because of the optimization of internal management and general improvement of market conditions. Accordingly, management of the Group determined that the recoverable amounts of certain CGUs are higher than the carrying amounts. The reversal of impairment loss for the CGUs have been allocated to each category of property, plant and equipment and right-of-use assets such that the carrying amount of each category of asset is not increased above its recoverable amount and the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior periods.

Based on the value in use calculation and the allocation, gross impairment loss of USD5,299,000, USD5,332,000 and USD2,530,000, and gross reversal of USD9,027,000, USD3,024,000 and USD1,294,000 has been recognized against the carrying amount of property, plant and equipment for the years ended December 31, 2023, 2024 and 2025, respectively. As at December 31, 2024 and 2025, the accumulated impairment losses of USD36,008,000 and USD31,158,000 in respect of property, plant and equipment that have been recognized.

Based on the value in use calculation and the allocation, gross impairment loss of USD3,523,000, USD776,000 and USD1,632,000 and gross reversal of USD7,439,000, USD3,131,000 and USD866,000 has been recognized against the carrying amount of right-of-use assets for the years ended December 31, 2023, 2024 and 2025, respectively. As at December 31, 2024 and 2025, the accumulated impairment losses of USD22,159,000 and USD21,613,000 in respect of right-of-use assets that have been recognized.